Debt - Revolving Credit Facilities and Other Credit Facilities - Narrative (Details) € in Millions, $ in Millions		1 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($)	Jul. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Feb. 29, 2024 USD ($)	Feb. 29, 2024 EUR (€)	Jan. 31, 2024 USD ($)	Jan. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Jul. 31, 2022 EUR (€)	Jun. 30, 2022 EUR (€)
Line of Credit Facility [Line Items]
Minimum principal balance of intercompany loans securing the debt			$ 10
Revolving Credit Facility
Line of Credit Facility [Line Items]
Debt Instrument, Covenant, Repayment Term			6 months
Revolving Credit Facility | Subsequent Event
Line of Credit Facility [Line Items]
Minimum amount of proceeds for debt repayment				$ 2,000
Revolving Credit Facility A
Line of Credit Facility [Line Items]
Maximum amount			$ 604
Revolving Credit Facility B
Line of Credit Facility [Line Items]
Maximum amount			$ 630					€ 570
Amended Senior Facilities Agreement | Revolving Credit Facility
Line of Credit Facility [Line Items]
Effective interest rate (as a percent)			6.49%					6.49%
Commitment fees (as a percent)			0.35%
Utilization fees (as a percent)			0.10%
Minimum principal balance of intercompany loans securing the debt			$ 10
Margins (decrease)		0.40%
Annual permitted acquisition limit (as a percent)		10.00%								10.00%
Lifetime permitted acquisition limit		$ 2,250
Amended Senior Facilities Agreement | Revolving Credit Facility | Minimum
Line of Credit Facility [Line Items]
Debt instrument, term of payment in arrears			1 month
Utilization fees (as a percent)			0.10%
Maximum aggregate dividends and repurchases in each calendar year, per debt agreement terms	$ 300	$ 400
Margins (decrease)		0.25%
Amended Senior Facilities Agreement | Revolving Credit Facility | Maximum
Line of Credit Facility [Line Items]
Debt instrument, term of payment in arrears			6 months
Utilization fees (as a percent)			0.60%
Maximum aggregate dividends and repurchases in each calendar year, per debt agreement terms		$ 550
Margins (decrease)		(0.075%)
Margins increase		0.075%
Annual permitted acquisition limit (as a percent)		15.00%								15.00%
Lifetime permitted acquisition limit		$ 2,500
Amended Senior Facilities Agreement | Revolving Credit Facility A
Line of Credit Facility [Line Items]
Commitment from lenders	$ 1,050	$ 820
Amended Senior Facilities Agreement | Revolving Credit Facility B
Line of Credit Facility [Line Items]
Commitment from lenders | €										€ 1,000	€ 625
Letters of Credit Outstanding | Credit Facility
Line of Credit Facility [Line Items]
Effective interest rate (as a percent)			6.77%					6.77%
Revolving Credit Facility A | Revolving Credit Facility
Line of Credit Facility [Line Items]
Maximum amount			$ 820
Effective interest rate (as a percent)									6.04%
Revolving Credit Facility A | Revolving Credit Facility | Subsequent Event
Line of Credit Facility [Line Items]
Maximum amount				$ 650		$ 820
Senior Subordinated Notes | Credit Facility
Line of Credit Facility [Line Items]
Short-term borrowings			$ 16						$ 0
Revolving Credit Facility B | Revolving Credit Facility
Line of Credit Facility [Line Items]
Maximum amount | €								€ 1,000
Revolving Credit Facility B | Revolving Credit Facility | Subsequent Event
Line of Credit Facility [Line Items]
Maximum amount | €					€ 800		€ 1,000
Euro Term Loan Facilities due January 2027
Line of Credit Facility [Line Items]
Debt Instrument, Covenant, Repayment Term			1 month